UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            September 30, 2005
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia             11/10/05
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         116
                                             -------------------------

Form 13F Information Table Value Total:      $  384,854
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

         COLUMN 1                    COLUMN 2      COLUMN 3     COLUMN 4     COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER                 TITLE OF               VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER
       --------------                  CLASS     CUSIP    (x$1,000)    PRN  AMT  PRN  CALL  DISCRETION  MANAGERS SOLE   SHARED  NONE
                                     -------     -----     ---------   --------  ---  ----  ----------  -------- ----   ------  ----
21st Century Ins Group                  COM        90130N103    3138      196750   SH          SOLE              196750

ABM Industries, Inc.                    COM        000957100    3020      145125   SH          SOLE              145125
Adaptec, Inc.                           COM        00651F108    1802      470595   SH          SOLE              470595
Alcoa, Inc.                             COM        013817101    4890      200235   SH          SOLE              200235
Allied Capital, Inc.                    COM        01903Q108    6217      217154   SH          SOLE              217154
Alltel Corp.                            COM        020039103     372        5710   SH          SOLE                5710
Altria                                  COM        02209S103     314        4262   SH          SOLE                4262
American Axle & Mfg                     COM        024061103    3203      138775   SH          SOLE              138775
American Italian Pasta                  COM        027070101    2061      193310   SH          SOLE              193310
Anheuser-Busch Cos., Inc.               COM        035229103    1749       40625   SH          SOLE               40625
Apogee Enterprises                      COM        037598109    2769      161920   SH          SOLE              161920
Apria Healthcare Group Com              COM        037933108    3595      112670   SH          SOLE              112670
Arkansas Best Corp                      COM        040790107    3212       92115   SH          SOLE               92115
Armor Holdings Inc.                     COM        042260109    3677       85495   SH          SOLE               85495
Arvinmeritor, Inc.                      COM        043353101    3186      190560   SH          SOLE              190560
Ashland, Inc.                           COM        044209104    6033      109218   SH          SOLE              109218
Bank of America                         COM        060505104    5265      125064   SH          SOLE              125064
Bank of New York                        COM        064057102    3849      130872   SH          SOLE              130872
BB&T Corp.                              COM        054937107     770       19720   SH          SOLE               19720
Bear Stearns                            COM        073902108    5727       52178   SH          SOLE               52178
Beazer Homes USA, Inc.                  COM        07556Q105    3659       62373   SH          SOLE               62373
Blyth, Inc.                             COM        09643P108    2662      119408   SH          SOLE              119408
Boston Scientific Corp.                 COM        101137107    2983      127635   SH          SOLE              127635
Briggs & Stratton Corp.                 COM        109043109    4994      144380   SH          SOLE              144380
Brush Engineered Materials              COM        117421107    1884      118610   SH          SOLE              118610
Cigna Corp.                             COM        125509109    8709       73895   SH          SOLE               73895
Citigroup, Inc.                         COM        172967101     216        4753   SH          SOLE                4753
Clark Inc.                              COM        181457102    2953      175435   SH          SOLE              175435
Coca Cola Co.                           COM        191216100     210        4855   SH          SOLE                4855
Comerica, Inc.                          COM        200340107    5084       86320   SH          SOLE               86320
Computer Associates Int'l               COM        204912109     270        9700   SH          SOLE                9700
ConocoPhillips Com                      COM        20825C104     210        3000   SH          SOLE                3000
Convergys Corp.                         COM        212485106    3995      278023   SH          SOLE              278023
Countrywide Financial Corp.             COM        222372104    4781      144965   SH          SOLE              144965
Crane Co.                               COM        224399105    2942       98916   SH          SOLE               98916
CTS Corp.                               COM        126501105    3526      291445   SH          SOLE              291445
Curtiss Wright                          COM        231561101    2255       36545   SH          SOLE               36545
Diebold, Inc.                           COM        253651103    3779      109651   SH          SOLE              109651
Dionex Corp.                            COM        254546104    1725       31805   SH          SOLE               31805
Donnelley & Sons Co                     COM        257867101    6826      184145   SH          SOLE              184145
DTE Energy Co.                          COM        233331107    5674      123731   SH          SOLE              123731
Duke Energy Corp.                       COM        264399106     305       10440   SH          SOLE               10440
Eaton Corp.                             COM        278058102    4377       68871   SH          SOLE               68871
Elkcorp                                 COM        287456107    4281      119676   SH          SOLE              119676
Everest Re Group LTD                    COM        G3223R108    6764       69096   SH          SOLE               69096
Exxon Mobile Corp.                      COM        30231g102    1175       18485   SH          SOLE               18485
Federal Natl. Mtg. Assn.                COM        313586109    2362       52699   SH          SOLE               52699
FirstEnergy Corp.                       COM        337932107    7245      139006   SH          SOLE              139006
FirstMerit Corp. Com                    COM        337915102    3210      119807   SH          SOLE              119807
Friedman Billings                       COM        358434108    1618      158735   SH          SOLE              158735
G B & T Bancshares Inc.                 COM        361462104     459       21615   SH          SOLE               21615
Gannett, Inc.                           COM        364730101    2524       36675   SH          SOLE               36675
General Electric Co.                    COM        369604103     341       10140   SH          SOLE               10140
Goodrich Corp.                          COM        382388106    6778      152853   SH          SOLE              152853
H&R Block                               COM        093671105    1612       67230   SH          SOLE               67230
HCC Ins Hldgs Inc. Com                  COM        404132102    4055      142148   SH          SOLE              142148
Headwaters Inc.                         COM        42210p102    5322      142290   SH          SOLE              142290
Helen of Troy, Ltd.                     COM        G4388N106    1948       94395   SH          SOLE               94395
Hewlett Packard                         COM        428236103     368       12591   SH          SOLE               12591
Home Depot                              COM        437076102     204        5338   SH          SOLE                5338
International Game                      COM        459902102     348       12880   SH          SOLE               12880
Ishares TR                        MSCI EMERG MKT   464287234     284        3350   SH          SOLE                3350
Ishares TR                        MSCI EMU INDEX   464286608     551        7160   SH          SOLE                7160
Ishares TR                          MSCI JAPAN     464286848     444       36385   SH          SOLE               36385
John H. Harland Co.                     COM        412693103    3014       67875   SH          SOLE               67875
Johnson Controls, Inc.                  COM        478366107    6814      109819   SH          SOLE              109819
Jones Apparel Group, Inc.               COM        480074103    4823      169224   SH          SOLE              169224
K2, Inc.                                COM        482732104    3355      294335   SH          SOLE              294335
Kellwood Co.                            COM        488044108    2883      111525   SH          SOLE              111525
Koninklijke Philips Electronic          COM        500472303    3811      142824   SH          SOLE              142824
Libbey Inc.                             COM        529898108    2026      133300   SH          SOLE              133300
LSI Logic Corp.                         COM        502161102    7795      791378   SH          SOLE              791378
Main Street Bank, Inc.                  COM        56034R102     325       12120   SH          SOLE               12120
Manitowoc, Inc.                         COM        563571108    4983       99172   SH          SOLE               99172
Marsh & McLennan                        COM        571748102    1130       37175   SH          SOLE               37175
McKesson, Inc.                          COM        58155Q103    6221      131103   SH          SOLE              131103
MGM Mirage                              COM        552953101     228        5200   SH          SOLE                5200
Office Depot Inc.                       COM        676220106    3222      108500   SH          SOLE              108500
Olin Corp.                              COM        680665205    2214      116600   SH          SOLE              116600
Orbotech Ltd                            COM        m75253100    4772      190730   SH          SOLE              190730
Owens Illinois Inc. New                 COM        690768403    3453      167476   SH          SOLE              167476
Pfizer, Inc.                            COM        717081103    5249      210209   SH          SOLE              210209
Plantronics, Inc.                       COM        727493108    1840       59725   SH          SOLE               59725
Polaris Industries, Inc.                COM        731068102    3950       79710   SH          SOLE               79710
PPG Industries                          COM        693506107    5770       97485   SH          SOLE               97485
Quest Diagnostics, Inc.                 COM        74834L100    2997       59294   SH          SOLE               59294
Regions Financial                       COM        758940100     785       25238   SH          SOLE               25238
Regis Corp.                             COM        758932107    2775       73365   SH          SOLE               73365
Reinsurance Group Amer Inc.             COM        759351109    3386       75750   SH          SOLE               75750
Royal Bank of Canada                    COM        780087102     347        4755   SH          SOLE                4755
Ruby Tuesday Inc.                       COM        781182100    1684       77410   SH          SOLE               77410
Sabre Holdings Corp                     COM        785905100    2871      141545   SH          SOLE              141545
Safeway, Inc.                           COM        786514208    4876      190458   SH          SOLE              190458
Sara Lee Corp.                          COM        803111103    5600      295512   SH          SOLE              295512
Smithfield Foods, Inc.                  COM        832248108    5929      199750   SH          SOLE              199750
St. Paul Travelers                      COM        792860108    5904      131584   SH          SOLE              131584
Standex International Corp.             COM        854231107    3629      137829   SH          SOLE              137829
Stewart Enterprises                     COM        860370105     100       15140   SH          SOLE               15140
Streettracks Ser Tr                WILSHIRE REIT   86330E604    1130       16800   SH          SOLE               16800
Suntrust Banks, Inc.                    COM        867914103     711       10235   SH          SOLE               10235
Superior Industries Int'l               COM        868168105    1538       71465   SH          SOLE               71465
TBC Corp.                               COM        872183108    3557      103134   SH          SOLE              103134
Telefonos de Mexico SA            SPON ADR ORD L   879403780    6597      310175   SH          SOLE              310175
Timken Co.                              COM        887389104    3490      117800   SH          SOLE              117800
Tyco International, Ltd.                COM        902124106    4942      177458   SH          SOLE              177458
Unitedhealth Group                      COM        91324P102    7378      131274   SH          SOLE              131274
Universal Corp.                         COM        913456109    2671       68785   SH          SOLE               68785
US Bancorp                              COM        902973304    6027      214639   SH          SOLE              214639
USX-Marathon Group                      COM        565849106    1764       25595   SH          SOLE               25595
UTStarCom Inc.                          COM        918076100    4435      542878   SH          SOLE              542878
VF Corp.                                COM        918204108    6493      112009   SH          SOLE              112009
Wachovia Corp. New                      COM        929903102    8507      178766   SH          SOLE              178766
Washington Federal, Inc.                COM        938824109    3627      160775   SH          SOLE              160775
Washington Mutual, Inc.                 COM        939322103    4564      116366   SH          SOLE              116366
Webster Financial Corp.                 COM        947890109    2833       63020   SH          SOLE               63020
Wyeth                                   COM        983024100    5068      109523   SH          SOLE              109523

REPORT SUMMARY           116 DATA RECORDS         $384,854             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


